SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	9 Months Ended
Sep. 30, 2017
Furniture and fixtures | Minimum
Estimated useful life	2 years
Furniture and fixtures | Maximum
Estimated useful life	10 years
Office equipment | Minimum
Estimated useful life	2 years
Office equipment | Maximum
Estimated useful life	5 years
Leasehold improvements | Minimum
Estimated useful life	3 years
Leasehold improvements | Maximum
Estimated useful life	10 years
Automobiles | Minimum
Estimated useful life	3 years
Automobiles | Maximum
Estimated useful life	5 years
Camera systems
Estimated useful life	3 years